Cover	Dec. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2021
Entity File Number	333-213608
Entity Registrant Name	SHENGSHI ELEVATOR INTERNATIONAL HOLDING GROUP, INC.
Entity Central Index Key	0001673504
Entity Tax Identification Number	38-3995730
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	50 W Liberty Street
Entity Address, Address Line Two	Suite 880
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	(646)
Local Phone Number	768-8417
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	SSDT
Entity Emerging Growth Company	false